Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 82.44%
Brazil - 4.24%
Ambev S.A. (a)	9,108,200	$27,889,678
Neoenergia S.A.	3,600,950	10,942,985
		38,832,663
China - 17.52%
Alibaba Group Holding, Ltd. (a)	2,496,700	25,539,317
Baidu, Inc. - ADR (a)	83,918	9,113,495
Baidu, Inc. - Class A (a)	818,650	10,648,492
Brilliance China Automotive Holdings, Ltd. (a)	10,008,000	5,701,688
China Construction Bank Corp. - H shares	12,815,000	7,727,441
China Overseas Land & Investment, Ltd.	10,163,118	27,453,996
CIMC Enric Holdings, Ltd.	6,270,000	6,718,760
Dongfeng Motor Group Co., Ltd. - H Shares	7,648,000	4,278,834
GF Securities Co Ltd. - H Shares	9,378,200	13,591,333
Grand Baoxin Auto Group, Ltd. (a)	10,102,000	556,125
Lenovo Group, Ltd.	18,562,000	15,636,761
Midea Group Co., Ltd. – Class A	929,500	6,229,242
Trip.com Group, Ltd. - ADR (a)	850,424	27,171,047
		160,366,531
Czech Republic - 0.71%
CEZ	189,244	6,503,175
Hong Kong - 6.85%
Galaxy Entertainment Group, Ltd.	3,904,000	23,341,181
Pacific Basin Shipping, Ltd.	65,724,000	21,877,288
VTech Holdings, Ltd.	1,218,400	7,729,114
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	9,698,260
		62,645,843
Hungary - 1.90%
OTP Bank PLC	634,407	17,343,015
India - 4.34%
Aurobindo Pharma, Ltd.	1,500,562	8,611,493
ICICI Bank, Ltd.	270,321	3,163,074
Shriram Transport Finance Co., Ltd.	1,013,663	16,803,881
State Bank of India	1,102,858	8,158,735
State Bank of India - GDR	40,600	2,988,160
		39,725,343
Indonesia - 1.72%
PT Bank Mandiri (Persero) Tbk	23,592,700	15,784,456

Peru - 1.23%
Credicorp, Ltd.	73,439	11,276,558

Republic of Korea - 13.88%
DB Insurance Co., Ltd.	452,790	21,320,286
Hankook Tire & Technology Co., Ltd.	1,041,962	26,861,817
KB Financial Group, Inc.	207,860	8,274,368
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	75,226	4,466,161
POSCO	105,127	23,873,478
Samsung Electronics Co., Ltd.	646,952	30,511,745
Shinhan Financial Group Co., Ltd.	403,620	11,660,099
		126,967,954
Romania - 0.88%
Banca Transilvania S.A.	1,887,742	8,008,445
Russian Federation - 0.00%
Sberbank of Russia PJSC - ADR (a)(b)	408,511	4,085
Singapore - 1.89%
Wilmar International, Ltd.	5,726,200	17,253,294
South Africa - 2.35%
Reunert, Ltd.	826,836	2,303,879
Sasol	1,109,282	19,209,174
		21,513,053
Taiwan - 12.82%
Catcher Technology Co., Ltd.	864,000	5,115,983
Compal Electronics, Inc.	26,770,000	18,752,989
Elite Material Co., Ltd.	2,269,000	13,986,006
Hon Hai Precision Industry Co., Ltd.	8,085,132	26,291,623
Lite-On Technology Corp.	7,151,000	15,178,709
Taiwan Semiconductor Manufacturing Co., Ltd.	1,349,000	21,388,102
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	97,200	8,065,656
United Integrated Services Co., Ltd.	1,476,000	8,548,770
		117,327,838
Thailand - 2.80%
Bangkok Bank Public Co., Ltd.	2,210,000	9,149,581
Bangkok Bank Public Co., Ltd. - NVDR	656,900	2,682,365
Siam Commercial Bank PLC - NVDR (a)	4,626,600	13,775,500
		25,607,446
Turkey - 1.51%
Akbank T.A.S.	12,091,985	11,230,403
Tofas Turk Otomobil Fabrikasi A.S.	332,827	2,564,329
		13,794,732
United Arab Emirates - 1.66%
Abu Dhabi Commercial Bank PJSC	5,708,777	15,215,738
United Kingdom - 2.10%
Antofagasta PLC	163,366	2,773,304
Standard Chartered PLC	2,205,660	16,412,854
		19,186,158
United States - 4.04%
Cognizant Technology Solutions Corp. - Class A	330,791	20,578,508
Flex, Ltd. (a)	747,594	16,432,116
		37,010,624
Total Common Stocks (Cost $752,969,170)		754,366,951

PREFERRED STOCKS - 3.76%
Brazil - 3.76%
Cia Energetica de Minas Gerais, 12.09%	8,419,911	18,594,270
Itau Unibanco Holding S.A., 2.07%	3,158,043	15,780,022
Total Preferred Stocks (Cost $30,229,661)		34,374,292

SHORT-TERM INVESTMENT - 1.32%
Money Market Fund - 1.32%
Fidelity Institutional Government Portfolio - Class I, 3.56% (c)	12,109,915	12,109,915
Total Short-Term Investment (Cost $12,109,915)		12,109,915

Total Investments (Cost $795,308,746) - 87.52%		800,851,158
Other Assets in Excess of Liabilities - 12.48%		114,230,942
TOTAL NET ASSETS - 100.00%		$915,082,100

Percentages are stated as a percent of net assets.

A.S.	Anonim Şirketi
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2022.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2022 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$19,761,987	2.16%
Consumer Discretionary	131,941,840	14.42%
Consumer Staples	45,142,972	4.93%
Financials	214,570,377	23.45%
Health Care	8,611,493	0.94%
Industrials	43,914,858	4.80%
Information Technology	199,667,312	21.82%
Materials	45,855,956	5.01%
Real Estate	27,453,996	3.00%
Utilities	17,446,160	1.91%
Total Common Stocks	754,366,951	82.44%
PREFERRED STOCKS
Financials	15,780,022	1.73%
Utilities	18,594,270	2.03%
Total Preferred Stocks	34,374,292	3.76%
Short-Term Investment	12,109,915	1.32%
Total Investments	800,851,158	87.52%
Other Assets in Excess of Liabilities	114,230,942	12.48%
Total Net Assets	$915,082,100	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$38,832,663	$-	$-	$38,832,663
China	160,366,531	-	-	160,366,531
Czech Republic	6,503,175	-	-	6,503,175
Hong Kong	62,645,843	-	-	62,645,843
Hungary	17,343,015	-	-	17,343,015
India	39,725,343	-	-	39,725,343
Indonesia	15,784,456	-	-	15,784,456
Peru	11,276,558	-	-	11,276,558
Republic of Korea	126,967,954	-	-	126,967,954
Romania	8,008,445	-	-	8,008,445
Russian Federation	-	-	4,085	4,085
Singapore	17,253,294	-	-	17,253,294
South Africa	21,513,053	-	-	21,513,053
Taiwan	117,327,838	-	-	117,327,838
Thailand	2,682,365	22,925,081	-	25,607,446
Turkey	13,794,732	-	-	13,794,732
United Arab Emirates	15,215,738	-	-	15,215,738
United Kingdom	19,186,158	-	-	19,186,158
United States	37,010,624	-	-	37,010,624
Total Common Stocks	731,437,785	22,925,081	4,085	754,366,951
Preferred Stocks
Brazil	34,374,292	-	-	34,374,292
Total Preferred Stocks	34,374,292	-	-	34,374,292
Short-Term Investment	12,109,915	-	-	12,109,915
Total Investments	$777,921,992	$22,925,081	$4,085	$800,851,158

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stocks
Balance as of February 28, 2022	$5,377
Transfer into Level 3	4,085
Transfer out of Level 3	(5,377)
Balance as of November 30, 2022	$4,085

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at November 30, 2022	$-

The Level 3 investments as of November 30, 2022 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.